Calvert Large Cap Value Fund
CALVERT LARGE CAP VALUE FUND Class (Ticker):A (CLVAX)C (CLVCX)Y (CLVYX)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation through investment primarily in large-cap U.S. common stocks.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 16 and “Reduced Sales Charges” on page 18 of this Prospectus, and under “Method of Distribution” on page 24 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Large Cap Value Fund	Class A		Class C		Class Y
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.75%		none		none
Maximum Deferred Sales Charge (as a percentage)	none	[1]	1.00%	[2]	none
[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	The contingent deferred sales charge decreases over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Large Cap Value Fund		Class A	Class C	Class Y
Management Fees (as a percentage of Assets)		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses (as a percentage of Assets):		0.38%	0.41%	0.20%
Expenses (as a percentage of Assets)		1.48%	2.26%	1.05%
Fee Waiver or Reimbursement	[1]	(0.25%)	none	(0.07%)
Net Expenses (as a percentage of Assets)		1.23%	2.26%	0.98%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through April 30, 2016. Direct net operating expenses will not exceed 1.23% for Class A, 2.35% for Class C, and 0.98% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

The contingent deferred sales charge decreases over time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Calvert Large Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	594	897	1,222	2,139
Class C	329	706	1,210	2,595
Class Y	100	327	573	1,276

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Calvert Large Cap Value Fund Class C	229	706	1,210	2,595

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund offers opportunities for long-term growth of capital through investments in large-cap company equity securities that the portfolio manager believes are undervalued. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in the common stocks of large-cap companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Russell 1000 Value Index. As of December 31, 2014, the market capitalization of the Russell 1000 Value Index companies ranged from $276.8 million to $388.4 billion with a weighted average level of $112.3 billion.
Although primarily investing in large cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities.
The Advisor seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth.
In selecting securities for the Fund, the Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers’ current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company’s valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.
Sustainable and Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies that already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the Fund’s portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.
The Fund has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Fund. Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility standards. Investments must be consistent with the Fund’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Pursuant to an Agreement and Plan of Reorganization, Class A shares and Class I shares of the Everest Fund of Summit Mutual Funds, Inc. were reorganized into the Class A shares and Class Y shares, respectively, of Calvert Large Cap Value Fund, which commenced operations on December 12, 2008. Class C shares of Calvert Large Cap Value Fund have an inception date of December 12, 2008. In the bar chart and in the table, the performance results prior to December 12, 2008 for Class A shares of Calvert Large Cap Value Fund (before and after taxes) reflect the performance of Class A shares of the Everest Fund. After-tax returns for other Classes will vary. In the table, the performance results prior to December 12, 2008 of Class C shares and Class Y shares of Calvert Large Cap Value Fund reflect the performance of Class A shares and Class I shares, respectively, of the Everest Fund. Actual Class A, Class C and Class Y share performance of Calvert Large Cap Value Fund prior to December 12, 2008 would have been lower than Class A or Class I, as applicable, of the Everest Fund because each class of Calvert Large Cap Value Fund has higher class-specific expenses than the corresponding class of the Everest Fund.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	19.17%
Worst Quarter (of periods shown)	12/31/08	-23.88%

Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted, if any)
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns Calvert Large Cap Value Fund	Label	1 Year	5 Years	10 Years
Class A	Return before taxes	3.23%	11.39%	5.47%
Class A After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	3.06%	9.10%	4.21%
Class A After Taxes on Distributions	Return after taxes on distributions	1.41%	10.87%	4.50%
Class C	Class C	6.19%	11.25%	5.39%
Class Y	Class Y	8.64%	12.76%	6.24%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.45%	15.42%	7.30%
Lipper Large-Cap Value Funds Avg. (reflects no deduction for taxes)	Lipper Large-Cap Value Funds Avg. (reflects no deduction for taxes)	10.59%	13.46%	6.35%

Calvert Equity Income Fund
CALVERT EQUITY INCOME FUND Class (Ticker):A (CEIAX)C (CEICX)Y (CEIYX)
INVESTMENT OBJECTIVE
The Fund seeks high current income and competitive total return through investment primarily in dividend-paying, large-cap U.S. common stocks.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 16 and “Reduced Sales Charges” on page 18 of this Prospectus, and under “Method of Distribution” on page 24 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Equity Income Fund	Class A		Class C		Class Y
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.75%		none		none
Maximum Deferred Sales Charge (as a percentage)	none	[1]	1.00%	[2]	none
[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	The contingent deferred sales charge decreases over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Equity Income Fund		Class A	Class C	Class Y
Management Fees (as a percentage of Assets)	[1]	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses (as a percentage of Assets):		0.77%	1.21%	1.29%
Expenses (as a percentage of Assets)		1.72%	2.91%	1.99%
Fee Waiver or Reimbursement	[2]	(0.49%)	(0.56%)	(1.01%)
Net Expenses (as a percentage of Assets)		1.23%	2.35%	0.98%
[1]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[2]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through April 30, 2016. Direct net operating expenses will not exceed 1.23% for Class A, 2.35% for Class C, and 0.98% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

The contingent deferred sales charge decreases over time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Calvert Equity Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	594	946	1,320	2,370
Class C	338	848	1,484	3,193
Class Y	100	527	979	2,235

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Calvert Equity Income Fund Class C	238	848	1,484	3,193

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund offers opportunities for high current income and competitive total return through investment primarily in dividend-paying, large-cap U.S. common stocks that the portfolio manager believes are undervalued. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The equity securities held by the Fund will consist primarily of dividend-paying common stocks of large-cap U.S. companies, but may also include preferred stock, trust preferred securities and convertible securities. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Russell 1000 Value Index. As of December 31, 2014, the market capitalization of the Russell 1000 Value Index companies ranged from $276.8 million to $388.4 billion with a weighted average level of $112.3 billion.
Although primarily investing in large-cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities. The Fund may also invest up to 20% of its net assets in debt securities, including below-investment grade, high-yield debt securities (commonly known as “junk bonds”). A debt security is below-investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s Rating Services or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.
The Advisor seeks to invest in stocks of companies that are trading at a discount to their intrinsic value and that are attractively priced relative to their earnings, dividends, assets or other financial measures. These may include companies that are temporarily out of favor.
In selecting securities for the Fund, the Advisor primarily uses a bottom-up investment approach focused on fundamental, quantitative, macroeconomic, and environmental, social and governance (“ESG”) analysis of securities in a number of different sectors and industries, in light of an issuer’s current financial condition and industry position, as well as the market, political and regulatory environment. Factors considered in assessing a company’s valuation and prospects may include analysis of growth and earnings dynamics, earnings quality, free cash flows, market sentiment, use of capital, ESG factors, favorable supply/demand conditions for key products or businesses, competitive position in the marketplace, and quality of management. The portfolio construction process seeks to maximize the benefit of these insights while managing the Fund’s risk profile relative to its benchmark, the Russell 1000 Value Index, and minimizing transaction costs.
Sustainable and Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies that already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the Fund’s portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.
The Fund has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Fund. Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility standards. Investments must be consistent with the Fund’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may adversely affect the Fund’s ability to generate income.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.
Convertible Securities Risk. The values of the convertible securities in which the Fund may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends, and their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time that is unfavorable to the Fund.
Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.
Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.
Bond Market Risk. The market prices of bonds held by the Fund may fall.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Advisor. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.
Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
ESG Strategy Risk. The ESG strategies used by an investment manager may fail to produce the intended result. In addition, information used to evaluate the ESG performance of issuers and industries may not be readily available, complete, or accurate, which could negatively impact both the investment manager's application of ESG standards and Fund performance.

Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/12	10.75%
Worst Quarter (of periods shown)	06/30/12	-2.70%

Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted, if any)
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns Calvert Equity Income Fund	Label	1 Year	Since Inception	Inception Date
Class A	Return before taxes	4.16%	14.38%	Oct. 31, 2011
Class A After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	2.88%	11.23%	Oct. 31, 2011
Class A After Taxes on Distributions	Return after taxes on distributions	1.28%	13.02%	Oct. 31, 2011
Class C	Class C	7.15%	14.91%	Oct. 31, 2011
Class Y	Class Y	9.67%	16.33%	Oct. 31, 2011
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.45%	20.25%	Oct. 31, 2011
Lipper Equity Income Funds Avg. (reflects no deduction for taxes)	Lipper Equity Income Funds Avg. (reflects no deduction for taxes)	9.76%	16.05%	Oct. 31, 2011